WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 40.1%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	$314,685	(a)
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	146,931
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	60,255
AT&T Inc., Senior Notes	2.250%	2/1/32	20,000	20,074
AT&T Inc., Senior Notes	3.100%	2/1/43	260,000	255,008
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	76,424
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	288,292	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	44,202
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	99,000	110,455
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	164,188
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	22,299
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	174,841
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	59,276
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	67,967
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	101,674
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	222,108
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	11,942
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	62,004
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	136,999
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	15,124
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	131,470
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	49,517

Total Diversified Telecommunication Services				2,535,735

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	30,375
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	75,645

Total Entertainment				106,020

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,962
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	39,895
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	39,916
Alphabet Inc., Senior Notes	2.050%	8/15/50	80,000	75,291

Total Interactive Media & Services				175,064

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	$10,513	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	170,000	177,650	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	312,504
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	90,908
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	120,024
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	280,000	343,127
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	34,283
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	41,649
Comcast Corp., Senior Notes	3.100%	4/1/25	10,000	11,032
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	33,478
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	206,835
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	89,446
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	45,282
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	325,798
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	57,833
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	61,452
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	11,152
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,744
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	11,166
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	12,171
Comcast Corp., Senior Notes	4.700%	10/15/48	20,000	26,763
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	200,942
Comcast Corp., Senior Notes	3.450%	2/1/50	70,000	79,376
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	102,696
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	22,012
Fox Corp., Senior Notes	4.709%	1/25/29	30,000	36,023
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	53,639
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	331,366	(a)

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	$173,212
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	14,185
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	112,498

Total Media				3,160,759

Wireless Telecommunication Services - 0.5%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	40,000	58,593
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	46,875
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	430,000	472,269	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	22,463	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	20,501	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	190,000	215,815	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	51,793	(a)(b)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	150,000	177,791

Total Wireless Telecommunication Services				1,066,100

TOTAL COMMUNICATION SERVICES				7,043,678

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.9%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	20,247	(a)
Ford Motor Co., Senior Notes	8.500%	4/21/23	50,000	54,580
Ford Motor Co., Senior Notes	9.000%	4/22/25	20,000	22,956
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	27,219
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	200,078
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	33,103
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	69,805
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	50,081
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	790,000	815,177
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	260,000	262,616	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	341,101	(a)

Total Automobiles				1,896,963

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	75,012	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	60,000	$61,167	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	52,265	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	30,985
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	31,669	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	10,136
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	30,534
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	30,353
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	66,818
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	10,329
McDonald’s Corp., Senior Notes	3.700%	1/30/26	220,000	250,878
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	22,676
McDonald’s Corp., Senior Notes	3.500%	7/1/27	20,000	22,822
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	292,240
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	11,290
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	110,130
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	209,798	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	71,015	(a)

Total Hotels, Restaurants & Leisure				1,315,105

Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	30,000	36,356
Newell Brands Inc., Senior Notes	4.350%	4/1/23	47,000	49,187
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,664

Total Household Durables				96,207

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	101,362
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	121,857
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	148,408
Amazon.com Inc., Senior Notes	1.500%	6/3/30	110,000	112,556
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	74,891
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	71,315
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	117,340
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	92,375
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	27,420

Total Internet & Direct Marketing Retail				867,524

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,615

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	$65,351
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	11,856
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	79,867
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	12,368
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	209,582
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	49,739
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	20,000	26,321
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	110,000	152,598
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	60,000	66,896
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	20,000	22,961

Total Specialty Retail				697,539

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,424	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	50,000	52,812	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	53,469	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	60,000	61,500
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	77,969
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	90,034
NIKE Inc., Senior Notes	3.250%	3/27/40	50,000	57,414
NIKE Inc., Senior Notes	3.375%	3/27/50	170,000	199,543

Total Textiles, Apparel & Luxury Goods				603,165

TOTAL CONSUMER DISCRETIONARY				5,562,130

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	360,000	404,034
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	210,000	259,737
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	50,000	56,632
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	92,817
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	100,000	122,210
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	50,000	57,025
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	117,355
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	180,000	216,868

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Coca-Cola Co., Senior Notes	2.950%	3/25/25	50,000	$55,010
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	68,885
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	92,731
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	40,372
Coca-Cola Co., Senior Notes	2.500%	3/15/51	40,000	40,088
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	101,081
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,723
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	10,996
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	82,366
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	32,378
PepsiCo Inc., Senior Notes	3.625%	3/19/50	20,000	24,361
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	25,336

Total Beverages				1,911,005

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	91,743
Walmart Inc., Senior Notes	3.400%	6/26/23	30,000	32,436
Walmart Inc., Senior Notes	3.550%	6/26/25	30,000	34,011
Walmart Inc., Senior Notes	3.700%	6/26/28	170,000	201,287

Total Food & Staples Retailing				359,477

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	232,281	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	20,126
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	19,000	20,637
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	21,998	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	23,078
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	13,426
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	32,898
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	70,000	76,744
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	72,141
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	52,932	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	57,524	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	73,106	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	30,000	31,153
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	164,602

Total Food Products				892,646

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	50,000	54,208
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	22,480
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	58,119

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - (continued)
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	50,000	$61,025
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	70,000	89,194

Total Household Products				285,026

Tobacco - 1.0%
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	52,010
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	135,456
Altria Group Inc., Senior Notes	3.800%	2/14/24	60,000	65,643
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	21,164
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	69,391
Altria Group Inc., Senior Notes	4.800%	2/14/29	360,000	427,761
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	41,184
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	309,049
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	162,193
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	193,364
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	81,865	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,842
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	93,539
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	145,808
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	60,960
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	41,232
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	12,335
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	97,621

Total Tobacco				2,041,417

TOTAL CONSUMER STAPLES				5,489,571

ENERGY - 5.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,351
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	21,256
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,344

Total Energy Equipment & Services				35,951

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp., Senior Notes	4.375%	10/15/28	110,000	100,856
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	143,600
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	8,919

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	$76,725
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	40,000	39,111	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	10,000	10,582
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	86,049
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	21,943
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	145,374
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	68,995
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	220,000	212,791
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	44,198
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	110,000	122,592
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	33,047	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	181,034	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	50,000	51,406	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	93,365
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	33,472
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	42,373
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	10,743
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,745
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	180,000	181,561
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	103,609
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	290,000	318,996
Concho Resources Inc., Senior Notes	3.750%	10/1/27	50,000	54,042
Concho Resources Inc., Senior Notes	4.300%	8/15/28	140,000	154,949
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	9,548
Continental Resources Inc., Senior Notes	3.800%	6/1/24	50,000	46,250
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	104,165
Continental Resources Inc., Senior Notes	4.900%	6/1/44	10,000	7,553
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	19,252	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	112,143
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	40,516
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	133,252
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	30,416

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	20,000	$20,772
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	30,140
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	19,441
Ecopetrol SA, Senior Notes	5.875%	5/28/45	380,000	414,675
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	54,075	(c)(d)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	70,482
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	40,000	42,411
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	32,252
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	230,000	223,290
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	20,000	20,726
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	245,975
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	32,786
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	210,000	224,076
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	28,083
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	11,407
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	11,589
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	42,671
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	39,659
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	39,746
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	34,380
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	23,621
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	101,061
EOG Resources Inc., Senior Notes	4.950%	4/15/50	30,000	37,047
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	29,363
EQT Corp., Senior Notes	7.875%	2/1/25	10,000	11,098
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,225
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	20,000	20,589
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	241,438

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	$44,197
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	92,469
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	47,608
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,585
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	190,000	209,970
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	234,400	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,288
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	21,350
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	11,080
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	11,834
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	67,622
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	45,604
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	83,636
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	40,000	47,619
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,456
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	123,142
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	142,522
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	90,119
Noble Energy Inc., Senior Notes	3.850%	1/15/28	40,000	45,452
Noble Energy Inc., Senior Notes	3.250%	10/15/29	10,000	11,084
Noble Energy Inc., Senior Notes	6.000%	3/1/41	40,000	55,635
Noble Energy Inc., Senior Notes	4.950%	8/15/47	30,000	39,528
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	10,000	9,489
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	110,000	102,981
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	97,030
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	160,000	136,048
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,073
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	72,000
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	39,306
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	7,678
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	68,206
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	119,613
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	58,177
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	50,750
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	25,894

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	$28,477
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	60,000	40,650
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	34,438
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	20,000	20,000	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,217,881
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	284,544
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	33,570
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	144,562
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	107,562
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	36,204
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	124,669
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	155,241
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	87,695
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	12,533
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	196,852
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	46,832
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	85,600
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	71,095
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	10,000	9,335
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,040	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	38,812	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	110,000	114,279	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	70,000	66,786
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,900

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	230,000	$224,158
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	10,000	8,300
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	50,000	46,402
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	30,000	27,909	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	117,292
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	52,878
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	76,859
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	39,563
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	210,871
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	44,886
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,335
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	79,355

Total Oil, Gas & Consumable Fuels				11,187,060

TOTAL ENERGY				11,223,011

FINANCIALS - 14.3%
Banks - 10.7%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	371,175	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	213,678
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	420,224
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	95,587
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	168,281
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	207,445
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	309,325	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	339,303	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	959,336	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	202,461	(d)

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	$146,087	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	60,998	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	127,651	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	180,000	224,138	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	204,142	(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	144,907
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	46,168
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	243,494
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	167,299
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	33,462	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	81,633
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	203,529
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	810,000	891,323
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	234,877	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	206,559	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	398,926	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	227,792	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	80,752
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	61,856
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	63,592
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	40,000	41,981	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	20,964	(c)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	$64,479
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	190,186
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	92,280	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	556,668	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	70,000	75,924	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	132,122	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	21,386
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	11,295
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	91,806
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	766,266
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	196,074
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	17,361
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	87,989
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	433,635
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	283,535
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	255,787	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	210,188	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	203,874	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	212,596	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	212,537	(c)(d)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	243,782
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	233,113	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	279,530	(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	231,051	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,787	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	207,844	(a)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	$494,359	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	250,000	250,357
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	245,042	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	250,000	261,844	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	85,344	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	43,179	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	337,993	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	241,594	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	165,987	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	72,239	(d)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	207,020	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	66,613
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	58,316
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	40,720
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	219,255	(d)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	215,732	(d)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	146,287
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	430,000	472,034
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	112,008
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	330,000	338,584	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	100,135

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	40,000	$40,682
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	143,763
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	81,210
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	77,727
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	240,000	243,319
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	255,051
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	203,972	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	132,702
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	151,076
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	81,392
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	456,466	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	186,670
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	11/2/20	260,000	260,255	(c)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	65,251
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	207,977
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	247,150
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	156,693	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	260,000	316,305	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	770,000	1,059,398	(d)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	56,426
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	68,828
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	269,714
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	382,731
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	47,938
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	212,388
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	110,375

Total Banks				22,406,141

Capital Markets - 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	52,050
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	273,231
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	370,000	381,707	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	$289,313	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	291,730
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	208,061
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	106,090
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	44,027
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	208,787
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	110,526
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	110,752
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	149,785
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	70,000	92,377
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	168,340	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	182,341	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	303,616	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	113,901
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	276,685
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	185,363
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	330,000	346,132	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	160,000	170,783	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	310,985	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	262,865	(d)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,704	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	373,868	(a)(c)(d)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	348,460	(a)

Total Capital Markets				5,565,479

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000	$154,662
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	32,116
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	250,000	254,575	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000	90,404	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	9,915	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	50,419	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	202,603	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	158,241	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	112,692	(e)(f)

Total Diversified Financial Services				1,065,627

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	42,783
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	145,671
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	195,882
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000	40,057
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	30,270	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	60,636	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	30,593	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	11,964	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	291,102	(a)

Total Insurance				848,958

TOTAL FINANCIALS				29,886,205

HEALTH CARE - 3.8%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	310,548	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	21,837
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	371,184	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	188,688	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	99,857

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	$76,351	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	210,143	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	11,935	(a)
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	37,821
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	55,409
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	56,403
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	65,345

Total Biotechnology				1,505,521

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	99,971
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	107,208
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	56,899
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	150,000	162,415
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	34,234
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	9,914
Medtronic Inc., Senior Notes	3.500%	3/15/25	74,000	83,457

Total Health Care Equipment & Supplies				554,098

Health Care Providers & Services - 1.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	31,638
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	94,682
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	54,982
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	102,677
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	70,910
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,550	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,800
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	10,391
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	92,648
Cigna Corp., Senior Notes	3.750%	7/15/23	127,000	137,733
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	80,375
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	190,586
CVS Health Corp., Senior Notes	3.350%	3/9/21	43,000	43,565
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	62,594
CVS Health Corp., Senior Notes	3.700%	3/9/23	108,000	115,771
CVS Health Corp., Senior Notes	4.100%	3/25/25	32,000	36,184
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	180,453
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	33,649
CVS Health Corp., Senior Notes	4.300%	3/25/28	620,000	726,610
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	102,946
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	22,872

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	$190,096
CVS Health Corp., Senior Notes	5.050%	3/25/48	140,000	179,276
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	21,930
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	88,550
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	114,572
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	10,209
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	34,661
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	35,057
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	44,986
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	37,279
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	22,985
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	366,026
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	61,897
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,409
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	32,472
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	45,706
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	20,559
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	47,603
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	31,503
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	25,544
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	26,558
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	119,864
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	61,438
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	10,782

Total Health Care Providers & Services				3,852,578

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	72,100	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	40,000	43,167	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	10,273	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	100,000	101,793
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	114,165
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	110,000	119,242
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	20,000	22,828
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	180,701
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	104,982
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	110,000	155,179
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	50,051
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	110,612

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson, Senior Notes	2.100%	9/1/40	100,000	$100,083
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	50,811
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	120,988
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	100,835
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	72,298
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	10,003
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	70,000	68,180
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,993
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	270,000	267,941
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	143,714
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	80,000	70,727
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	14,845

Total Pharmaceuticals				2,135,511

TOTAL HEALTH CARE				8,047,708

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	294,211
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,966
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,067
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	48,857
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	128,217
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	259,203
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	131,744
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	18,265
Boeing Co., Senior Notes	5.705%	5/1/40	100,000	118,398
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	73,464
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	291,462
Boeing Co., Senior Notes	5.930%	5/1/60	90,000	111,966
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	22,157
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	22,465
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,625
General Dynamics Corp., Senior Notes	4.250%	4/1/50	40,000	52,578
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,607
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	68,259

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	$38,226
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	163,304
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	202,509
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	130,000	187,454
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	43,251	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	91,014
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	83,002
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	74,225
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	180,000	227,927
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	30,000	32,655	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	50,000	52,278	(a)

Total Aerospace & Defense				2,919,356

Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	110,000	109,580
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	60,000	58,980
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	29,072
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	44,646
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	115,492
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	440,000	483,797	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	92,495	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	83,181	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	93,937	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	100,000	106,077	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	17,946	17,286
United Airlines Pass-Through Trust	4.750%	4/11/22	49,052	45,147
United Airlines Pass-Through Trust	4.625%	9/3/22	37,471	34,950

Total Airlines				1,314,640

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	20,590	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	60,000	62,654	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	10,477	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	130,000	136,315	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	50,000	52,230	(a)

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - (continued)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	40,000	$42,057	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	50,000	53,410	(a)

Total Building Products				377,733

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	186,275
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	184,816
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	50,594	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	85,199
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	21,907
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	76,614

Total Commercial Services & Supplies				605,405

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	230,707
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	24,726

Total Electrical Equipment				255,433

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	80,000	86,592
3M Co., Senior Notes	3.050%	4/15/30	20,000	22,892
3M Co., Senior Notes	3.700%	4/15/50	100,000	121,630
General Electric Co., Senior Notes	3.450%	5/1/27	20,000	21,206
General Electric Co., Senior Notes	3.625%	5/1/30	40,000	41,539
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	75,546
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	35,160
General Electric Co., Senior Notes	6.875%	1/10/39	451,000	580,669
General Electric Co., Senior Notes	4.250%	5/1/40	30,000	30,536
General Electric Co., Senior Notes	4.350%	5/1/50	50,000	51,150
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	61,931

Total Industrial Conglomerates				1,128,851

Machinery - 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	11,446
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	126,039
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	42,152
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	40,000	42,609
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	120,000	129,178

Total Machinery				351,424

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	79,773
Union Pacific Corp., Senior Notes	3.950%	9/10/28	190,000	224,558

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	$209,706
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	45,375

Total Road & Rail				559,412

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	51,148
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	20,625
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	21,025
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	109,313
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	70,000	71,181

Total Trading Companies & Distributors				273,292

TOTAL INDUSTRIALS				7,785,546

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%††
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	30,000	40,855

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	216,825
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	25,679
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	81,769
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	72,612
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	168,021
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	173,531

Total IT Services				738,437

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc., Senior Notes	2.250%	11/15/23	110,000	114,447
Broadcom Inc., Senior Notes	4.700%	4/15/25	200,000	227,494
Broadcom Inc., Senior Notes	3.150%	11/15/25	170,000	184,347
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	45,472
Intel Corp., Senior Notes	4.600%	3/25/40	40,000	53,543
Intel Corp., Senior Notes	4.750%	3/25/50	260,000	359,964
Intel Corp., Senior Notes	4.950%	3/25/60	40,000	58,728
Micron Technology Inc., Senior Notes	2.497%	4/24/23	80,000	83,146
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	157,679
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	129,468
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	353,436

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	$83,824
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	53,036	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	51,730
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	200,000	198,346	(a)

Total Semiconductors & Semiconductor Equipment				2,154,660

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	151,655
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	215,932
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	215,434
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	76,305
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	185,945
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	251,722
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	12,164
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	115,760
Microsoft Corp., Senior Notes	3.950%	8/8/56	42,000	55,614
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	8,502
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	53,581
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	35,443

Total Software				1,378,057

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	110,231
Apple Inc., Senior Notes	1.550%	8/4/21	10,000	10,099
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	204,987
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	109,059

Total Technology Hardware, Storage & Peripherals				434,376

TOTAL INFORMATION TECHNOLOGY				4,746,385

MATERIALS - 1.3%
Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	322,931	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	115,335
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	210,000	242,195
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	269,064
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	239,344
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,773
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	31,597
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	11,081
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	100,000	111,064

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	$20,717	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	64,391	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	162,718	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	143,381	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	87,480	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	98,392	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	568,387
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	11,358
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	194,152

Total Metals & Mining				2,704,360

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	20,000	20,074

TOTAL MATERIALS				2,724,434

UTILITIES - 0.8%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	138,626
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	155,996
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	220,000	233,600
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,851
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	220,211
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	336,911
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	180,985
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	130,000	130,188
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	40,000	38,764
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	50,000	47,724

Total Electric Utilities				1,512,856

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	46,166
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	24,520

Total Multi-Utilities				70,686

TOTAL UTILITIES				1,583,542

TOTAL CORPORATE BONDS & NOTES (Cost - $77,560,586)				84,092,210

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 18.8%
FHLMC - 5.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-9/1/50	716,493	$762,542
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38	1,157,548	1,275,895
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-3/1/50	971,970	1,071,848
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-5/1/50	754,358	810,674
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47	61,475	64,753	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-3/1/45	723,367	787,023
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	3,190,147	3,502,237
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	2,472,278	2,668,954
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/48-4/1/49	175,648	193,616

Total FHLMC				11,137,542

FNMA - 10.3%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	58,993	67,953
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	99,192	107,962
Federal National Mortgage Association (FNMA)	1.500%	10/1/35	500,000	511,641	(g)
Federal National Mortgage Association (FNMA)	2.000%	10/1/35-10/1/50	5,900,000	6,115,539	(g)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,705,086	1,905,414
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	54,964	66,623	(b)
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-3/1/57	4,738,189	5,126,587
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-8/1/50	2,750,333	2,958,249
Federal National Mortgage Association (FNMA)	3.500%	4/1/48-8/1/49	342,194	368,628	(b)
Federal National Mortgage Association (FNMA)	4.500%	5/1/48-9/1/57	2,337,235	2,591,284

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-3/1/50	1,373,663		$1,505,722
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/49	141,049		154,165	(b)

Total FNMA					21,479,767

GNMA - 3.2%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	185,772		195,052
Government National Mortgage Association (GNMA)	3.500%	5/15/50	99,407		105,054
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-1/20/50	243,325		256,202
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/47	1,770,398		1,916,599
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	1,239,354		1,360,265
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 4/20/49	1,224,984		1,321,307
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	322,424		350,714
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	600,000		623,391	(g)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	600,000		630,164	(g)

Total GNMA					6,758,748

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $38,135,270)					39,376,057

SOVEREIGN BONDS - 10.9%
Argentina - 0.3%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,410,000	ARS	19,082	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,765		17,315
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	445,677		188,298
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	194,523		73,627
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/41	380,000		151,810
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		63,600	*(a)(h)

Total Argentina					513,732

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	$404,267
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	1,255,827
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	661,000	BRL	133,951
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		217,239
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		516,016

Total Brazil					2,527,300

China - 1.5%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	228,458	(i)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,140,564	(i)
China Government Bond, Senior Notes	3.290%	5/23/29	12,000,000	CNY	1,775,168

Total China					3,144,190

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		299,283

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		205,992	(a)

Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		406,723	(i)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	500,000		578,738
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		312,016
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	13,823,000,000	IDR	959,621
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	2,348,000,000	IDR	159,216

Total Indonesia					2,416,314

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		221,710

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,648,912	(i)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		$203,924	(i)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		529,925	(a)

Mexico - 2.3%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	107,585
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,875,657
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,000,000	MXN	1,666,317
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		245,938

Total Mexico					4,895,497

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		191,096	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		212,100

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		191,616

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		245,367

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		445,409	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		258,003	(a)

Total Qatar					703,412

Russia - 1.4%
Russian Federal Bond - OFZ	7.000%	8/16/23	39,550,000	RUB	537,599
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	109,270
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	924,292
Russian Federal Bond - OFZ	6.900%	5/23/29	19,830,000	RUB	268,913
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	624,869
Russian Federal Bond - OFZ	7.700%	3/16/39	37,190,000	RUB	545,370

Total Russia					3,010,313

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	560,000	$580,292	(a)

TOTAL SOVEREIGN BONDS (Cost - $24,163,425)				22,740,975

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 9.6%
280 Park Avenue Mortgage Trust, 2017-280P F	2.979%	9/15/34	410,000	388,635	(a)(d)
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	0.315%	8/27/36	603,283	609,845	(a)(d)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	723,857
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	216,396
Bank, 2017-BNK7 XA, IO	0.919%	9/15/60	3,199,593	131,887	(d)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.475%	5/28/36	315,559	315,478	(a)(d)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	361,267	(a)(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	540,549	(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.202%	11/15/35	238,000	234,804	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.698%	5/25/35	166,480	126,831	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.398%	8/25/35	476,337	472,415	(a)(d)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.448%	8/25/35	519,753	517,930	(a)(d)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	1.032%	12/15/31	490,000	487,937	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.320%	6/15/50	500,000	474,393	(d)
CSMC Trust, 2014-USA F	4.373%	9/15/37	640,000	413,128	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.502%	7/15/32	800,000	533,288	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	852,677	889,431	(a)(d)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	445,981	455,946	(a)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	480,000	446,112	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, 1517 X1, IO	1.331%	7/25/35	340,000	49,667	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 A2	3.505%	3/25/29	170,000	201,858

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K099 X1, IO	1.006%	9/25/29	1,088,346	$75,191	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.437%	7/25/26	1,999,371	126,841	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2020-DNA3 (1 mo. USD LIBOR + 1.500%)	1.648%	6/25/50	480,000	481,819	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.278%	2/15/37	2,271,313	549,630	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	99,818	12,651
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	199,396	26,550
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	99,809	13,764
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.033%	2/15/38	41,632	2,434	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.598%	10/25/29	460,000	475,551	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.748%	12/25/42	670,000	587,388	(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.398%	1/25/31	200,000	188,189	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.398%	1/25/29	318,859	331,602	(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.298%	10/25/30	350,464	345,153	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.547%	2/25/43	84,452	95,821	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	99,977	112,584	(d)

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	100,000	$120,357
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,959	217,055	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	6.492%	12/25/36	1,946,390	487,712	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	2.572%	8/25/55	358,148	16,965	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	656,315	133,285	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	100,501	101,107
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	99,502	13,536
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	111,186	113,129	(a)(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.894%	3/20/42	583,728	150,128	(d)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.448%	4/16/42	308,344	87,543	(d)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.412%	10/16/54	5,156,833	97,486	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	87,235	92,485	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	2.598%	6/16/48	33,855	35,430	(d)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.699%	8/16/54	1,523,166	53,928	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	208,888	30,357
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,553,869	280,476
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	10/16/46	359,129	100,177	(d)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	71,794	75,887

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	33

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	99,811	$13,829
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.655%	6/20/69	283,454	284,652	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.306%	5/20/70	199,803	209,771	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.406%	4/20/70	94,701	97,657	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.452%	9/15/31	530,000	427,070	(a)(d)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.652%	9/15/31	530,000	426,541	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.902%	5/15/28	128,833	127,232	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	217,588
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	63,470	65,407	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	212,746	219,197	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	338,276	348,268	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,057	1,057
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.467%	12/12/49	22,187	13,556	(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.002%	11/15/34	281,410	268,354	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	255,940	(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.552%	5/15/36	330,000	316,866	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.941%	4/26/47	159,636	158,847	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.941%	4/26/47	730,000	684,783	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.695%	4/26/47	112,967	113,386	(a)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	685,601	$741,686	(a)(d)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	401,864	435,941	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	0.207%	7/26/37	139,479	139,702	(a)(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	72,511	71,591	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA	1.402%	3/15/50	2,154,424	141,254	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,243,908)				20,004,040

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.7%
U.S. Government Agencies - 0.0%††
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	86,408	93,845

U.S. Government Obligations - 7.7%
U.S. Treasury Bonds	1.125%	8/15/40	740,000	727,802
U.S. Treasury Bonds	2.000%	2/15/50	880,000	998,663
U.S. Treasury Bonds	1.250%	5/15/50	2,160,000	2,054,025
U.S. Treasury Bonds	1.375%	8/15/50	2,640,000	2,591,531
U.S. Treasury Notes	0.250%	5/31/25	400,000	400,078
U.S. Treasury Notes	0.250%	6/30/25	390,000	389,893
U.S. Treasury Notes	0.500%	6/30/27	3,380,000	3,393,335
U.S. Treasury Notes	0.500%	8/31/27	310,000	310,920
U.S. Treasury Notes	0.375%	9/30/27	2,300,000	2,286,164
U.S. Treasury Notes	0.625%	5/15/30	200,000	199,438
U.S. Treasury Notes	0.625%	8/15/30	2,080,000	2,069,762
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	619,340

Total U.S. Government Obligations				16,040,951

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,051,291)				16,134,796

SENIOR LOANS - 4.5%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.897%	3/1/27	175,410	170,117	(d)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.652%	1/31/28	240,000	233,700	(d)(k)(l)

Total Diversified Telecommunication Services				403,817

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	221,871	$218,358	(d)(k)(l)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.900%	2/1/27	39,699	38,913	(d)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	5/1/26	91,408	86,929	(d)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.905%	9/18/26	269,417	264,365	(d)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.840%	1/31/26	129,503	124,930	(d)(k)(l)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	12/17/26	109,125	106,697	(d)(k)(l)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	286,942	279,841	(d)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.652%	4/30/28	200,000	193,306	(d)(k)(l)

Total Media				1,313,339

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.652%	4/15/27	39,800	38,695	(d)(k)(l)
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	4/1/27	149,625	149,692	(d)(k)(l)

Total Wireless Telecommunication Services				188,387

TOTAL COMMUNICATION SERVICES				1,905,543

CONSUMER DISCRETIONARY - 0.9%
Commercial Services & Supplies - 0.0%††
Atlantic Aviation FBO Inc., Term Loan (3 mo. USD LIBOR + 3.750%)	3.900%	12/6/25	29,475	28,812	(d)(f)(k)(l)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	218,455	216,758	(d)(k)(l)

Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	256,905	247,432	(d)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	7/31/24	68,388	66,336	(d)(k)(l)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	1/15/27	144,275	138,910	(d)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.897%	12/23/24	66,913	62,889	(d)(k)(l)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.156%	11/30/23	88,923	$86,655	(d)(k)(l)
Golden Nugget Inc., First Initial Term Loan (2 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	82,977	74,762	(d)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.898%	6/22/26	188,276	182,445	(d)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	2.647%	5/29/26	79,044	77,048	(d)(k)(l)
Scientific Games International Inc., Initial Term Loan B5	2.897-3.612%	8/14/24	172,803	163,450	(d)(k)(l)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.900%	9/20/24	237,500	225,625	(d)(f)(k)(l)

Total Hotels, Restaurants & Leisure				1,325,552

Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	232,274	227,745	(d)(k)(l)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500%	1/30/23	65,077	65,028	(d)(k)(l)
Michaels Stores Inc., Term Loan B	—	9/16/27	50,000	48,875	(f)(m)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	19,234	15,820	(d)(k)(l)

Total Specialty Retail				357,468

TOTAL CONSUMER DISCRETIONARY				1,928,590

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.397%	1/29/27	89,775	86,675	(d)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.147%	9/13/26	59,699	57,357	(d)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	6/27/23	59,688	57,625	(d)(k)(l)

TOTAL CONSUMER STAPLES				201,657

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.5%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.145%	7/21/25	29,104	$28,151	(d)(k)(l)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.720%	2/1/27	59,004	57,765	(d)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.147%	7/3/24	128,309	125,221	(d)(k)(l)

Total Capital Markets				211,137

Diversified Financial Services - 0.3%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.897%	2/27/26	59,699	59,438	(d)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	179,550	178,895	(d)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	1/31/25	68,702	68,338	(d)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	53,638	50,567	(d)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.897%	11/16/26	76,712	75,041	(d)(k)(l)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	152,742	150,928	(d)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.151%	3/1/26	50,232	49,949	(d)(k)(l)

Total Diversified Financial Services				633,156

Insurance - 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.147%	8/4/22	151,783	150,151	(d)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/24	118,038	116,246	(d)(k)(l)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/23	39,684	39,150	(d)(k)(l)

Total Insurance				305,547

TOTAL FINANCIALS				1,149,840

HEALTH CARE - 1.0%
Health Care Providers & Services - 0.7%
Elanco Animal Health Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.905%	8/1/27	156,257	152,197	(d)(k)(l)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	11,351	10,738	(m)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	48,405	45,792	(d)(k)(l)

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.100%	11/15/27	198,500	$194,840	(d)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	137,558	137,261	(d)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.897%	11/17/25	229,705	223,628	(d)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	230,634	227,236	(d)(k)(l)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.647%	8/6/26	109,175	108,447	(d)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.401%	3/5/26	88,978	87,050	(d)(k)(l)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	238,800	238,203	(d)(k)(l)

Total Health Care Providers & Services				1,425,392

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	306,119	302,675	(d)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	267,141	262,278	(d)(k)(l)

Total Health Care Technology				564,953

Pharmaceuticals - 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.151%	6/2/25	49,081	48,201	(d)(k)(l)
Milano Acquisition Corp., Term Loan	—	8/17/27	140,000	138,863	(m)

Total Pharmaceuticals				187,064

TOTAL HEALTH CARE				2,177,409

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	220,000	214,775	(d)(k)(l)(m)

Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	149,625	149,608	(d)(k)(l)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	7/10/26	185,257	183,593	(d)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	10/1/26	109,175	107,128	(d)(k)(l)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	48,094	$47,884	(d)(k)(l)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	23,859	23,788	(d)(k)(l)

Total Commercial Services & Supplies				362,393

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	79,269	77,457	(d)(k)(l)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.220%	12/30/26	179,100	176,537	(d)(k)(l)

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	58,650	58,283	(d)(k)(l)

TOTAL INDUSTRIALS				1,039,053

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	9/30/24	226,856	225,474	(d)(k)(l)

Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.147%	10/16/26	159,200	157,489	(d)(k)(l)

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	150,068	149,613	(d)(k)(l)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.906%	4/29/23	26,955	26,803	(d)(k)(l)

Total Technology Hardware, Storage & Peripherals				176,416

TOTAL INFORMATION TECHNOLOGY				559,379

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.156%	10/1/22	130,000	129,215	(d)(k)(l)(m)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	2/4/27	210,898	208,443	(d)(k)(l)

Total Containers & Packaging				337,658

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan	—	9/4/27	30,000	30,006	(m)

TOTAL MATERIALS				367,664

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	12/20/24	100,000	$96,900	(d)(k)(l)

Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	16,037	15,437	(d)(k)(l)

TOTAL REAL ESTATE				112,337

TOTAL SENIOR LOANS (Cost - $9,616,774)				9,441,472

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	971,004	1,491,973
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	177,474	276,472
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	589,222	841,119
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,166,318	1,490,249
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	503,014	681,220
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	535,862	742,074
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	1,554,802	2,178,410

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,168,101)				7,701,517

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.0%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	400,000	372,851	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	306,989	(a)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,158	262,992	(a)
Domino’s Pizza Master Issuer LLC, 2017-1A A2II	3.082%	7/25/47	231,455	233,102	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	320,728
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.052%	1/15/43	452,788	453,327	(a)(d)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	145,017	155,845
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	263,403	281,834
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.540%	6/15/39	482,182	459,098	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	553,170	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	10,771	$10,790	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	145,719	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.210%)	0.358%	2/25/37	472,561	444,895	(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	85,823	91,486
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	86,857	95,179

TOTAL ASSET-BACKED SECURITIES (Cost - $5,020,647)				4,188,005

			FACE AMOUNT†
MUNICIPAL BONDS - 0.0%††
Missouri - 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $80,000)	3.229%	5/15/50	80,000	90,609

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Put @ $139.25	10/23/20	9	9,000	2,250
U.S. Treasury 5-Year Notes Futures, Put @ $126.00	10/23/20	21	21,000	2,461
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	10/23/20	18	18,000	6,750
U.S. Treasury 10-Year Notes Futures, Call @ $139.75	10/23/20	16	16,000	4,000
U.S. Treasury 10-Year Notes Futures, Put @ $136.00	11/20/20	11	11,000	1,203
U.S. Treasury 10-Year Notes Futures, Put @ $139.00	10/23/20	7	7,000	1,313
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00	10/23/20	8	8,000	12,250
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00	10/23/20	18	18,000	18,562

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00	10/23/20	11	11,000		$7,219
U.S. Treasury Long-Term Bonds Futures, Put @ $176.00	10/23/20	21	21,000		26,250

TOTAL PURCHASED OPTIONS (Cost - $108,773)					82,258

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $34,976)	1.000%	8/5/21	3,733,359	ARS	25,677	(e)

			SHARES
COMMON STOCKS - 0.0%††
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1		0	*(e)(f)(n)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			108,106,087		0	*(e)(f)(n)

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC			146		14,947	*(e)(f)

TOTAL ENERGY					14,947

TOTAL COMMON STOCKS (Cost - $1,030,181)					14,947

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,213,932)					203,892,563

			FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.2%
U.S. TREASURY BILLS - 0.8%
U.S. Treasury Bills (Cost - $1,699,881)	0.064%	10/15/20	1,700,000		1,699,955	(o)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 2.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,089,770)	0.020%	5,089,770	$5,089,770	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,789,651)			6,789,725

TOTAL INVESTMENTS - 100.5% (Cost - $205,003,583)			210,682,288
Liabilities in Excess of Other Assets - (0.5)%			(1,079,481)

TOTAL NET ASSETS - 100.0%			$209,602,807

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Portfolio held TBA securities with a total cost of $7,864,439.

(h)	The coupon payment on this security is currently in default as of September 30, 2020.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

(o)	Rate shown represents yield-to-maturity.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $5,089,770 and the cost was $5,089,770 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	$140.00	14	14,000	$(2,187)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	138.50	18	18,000	(1,688)
U.S. Treasury 10-Year Notes Futures, Put	11/20/20	134.00	22	22,000	(688)
U.S. Treasury 10-Year Notes Futures, Call	11/20/20	141.00	42	42,000	(9,187)
U.S. Treasury 10-Year Notes Futures, Call	11/20/20	141.50	20	20,000	(2,812)
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	142.00	20	20,000	(313)
U.S. Treasury 10-Year Notes Futures, Put	11/20/20	135.50	22	22,000	(1,719)
U.S. Treasury 10-Year Notes Futures, Put	11/20/20	137.50	8	8,000	(1,875)
U.S. Treasury Long-Term Bonds Futures, Call	11/20/20	180.00	8	8,000	(8,875)
U.S. Treasury Long-Term Bonds Futures, Call	11/20/20	181.00	11	11,000	(9,453)
U.S. Treasury Long-Term Bonds Futures, Put	11/20/20	173.00	8	8,000	(11,250)
U.S. Treasury Long-Term Bonds Futures, Put	11/20/20	172.00	8	8,000	(9,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $86,371)					$(59,297)

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S.Dollar/Mexican Peso, Put (Premiums received - $26,320)	BNP Paribas SA	11/14/20	20.68	MXN	2,000,000	2,000,000	$(7,235)

TOTAL WRITTEN OPTIONS (Premiums received - $112,691)							$(66,532)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso

At September 30, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	75	12/20	$18,469,867	$18,704,062	$234,195
Euro	2	12/20	295,286	293,388	(1,898)
Euro-BTP	61	12/20	10,343,780	10,554,841	211,061
Euro-OAT	13	12/20	2,531,314	2,569,013	37,699
Mexican Peso	5	12/20	113,951	112,125	(1,826)
U.S. Treasury 2-Year Notes	43	12/20	9,498,713	9,501,320	2,607
U.S. Treasury 5-Year Notes	267	12/20	33,613,513	33,650,344	36,831
U.S. Treasury Ultra Long- Term Bonds	91	12/20	20,409,362	20,184,938	(224,424)

					294,245

Contracts to Sell:
90-Day Eurodollar	75	3/21	18,684,793	18,713,438	(28,645)
90-Day Eurodollar	31	6/21	7,648,510	7,735,275	(86,765)
90-Day Eurodollar	128	12/21	31,727,631	31,932,800	(205,169)
Euro-Bund	95	12/20	19,270,102	19,438,517	(168,415)
Euro-Buxl	7	12/20	1,774,212	1,827,568	(53,356)
Japanese 10-Year Bonds	4	12/20	5,756,192	5,769,118	(12,926)
U.S. Treasury 10-Year Notes	24	12/20	3,355,245	3,348,750	6,495
U.S. Treasury Long-Term Bonds	8	12/20	1,410,486	1,410,250	236
U.S. Treasury Ultra 10-Year Notes	34	12/20	5,450,706	5,437,344	13,362
United Kingdom Long Gilt Bonds	21	12/20	3,692,621	3,688,220	4,401

					(530,782)

Net unrealized depreciation on open futures contracts					$(236,537)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,540,000	USD	1,125,146	BNP Paribas SA	10/16/20	$31,454
CAD	4,190,000	USD	3,061,275	BNP Paribas SA	10/16/20	85,579
EUR	150,000	USD	177,551	BNP Paribas SA	10/16/20	(1,625)
EUR	4,268,554	USD	4,946,865	BNP Paribas SA	10/16/20	59,455
USD	1,543,001	CNH	10,883,867	BNP Paribas SA	10/16/20	(59,530)
USD	1,982,744	CNY	13,984,290	BNP Paribas SA	10/16/20	(68,105)
USD	622,771	EUR	534,136	BNP Paribas SA	10/16/20	(3,683)
USD	2,630,434	EUR	2,340,000	BNP Paribas SA	10/16/20	(114,006)
USD	2,652,323	EUR	2,350,000	BNP Paribas SA	10/16/20	(103,845)
USD	2,690,459	EUR	2,390,000	BNP Paribas SA	10/16/20	(112,623)
USD	4,040,151	EUR	3,577,704	BNP Paribas SA	10/16/20	(155,914)
USD	74,288	MXN	1,672,120	BNP Paribas SA	10/16/20	(1,190)
EUR	130,000	USD	147,316	Citibank N.A.	10/16/20	5,153
GBP	1,824,673	USD	2,277,358	Citibank N.A.	10/16/20	77,298
MXN	28,750,000	USD	1,273,702	Citibank N.A.	10/16/20	24,054
USD	959,781	MXN	21,617,248	Citibank N.A.	10/16/20	(16,007)
USD	1,213,303	MXN	27,380,000	Citibank N.A.	10/16/20	(22,612)
ZAR	5,615,137	USD	319,934	Citibank N.A.	10/16/20	14,649
EUR	933,316	USD	1,105,451	Goldman Sachs Group Inc.	10/16/20	(10,823)
JPY	65,469,143	USD	620,123	Goldman Sachs Group Inc.	10/16/20	751
MXN	21,919,368	USD	957,638	Goldman Sachs Group Inc.	10/16/20	31,788
RUB	4,647,972	USD	58,687	Goldman Sachs Group Inc.	10/16/20	1,029
USD	75,863	BRL	407,637	Goldman Sachs Group Inc.	10/16/20	3,310
USD	118,655	JPY	12,743,667	Goldman Sachs Group Inc.	10/16/20	(2,199)
USD	499,633	JPY	52,725,476	Goldman Sachs Group Inc.	10/16/20	(388)
USD	64,181	RUB	4,647,972	Goldman Sachs Group Inc.	10/16/20	4,465
USD	327,308	ZAR	5,615,137	Goldman Sachs Group Inc.	10/16/20	(7,275)
AUD	198,810	USD	137,811	JPMorgan Chase & Co.	10/16/20	4,592
CAD	3,470,763	USD	2,557,645	JPMorgan Chase & Co.	10/16/20	49,033

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	25,051,825,883	USD	1,690,064	JPMorgan Chase & Co.	10/16/20	$(8,921)
INR	27,646,086	USD	362,144	JPMorgan Chase & Co.	10/16/20	11,954
USD	590,942	CAD	790,425	JPMorgan Chase & Co.	10/16/20	(2,698)
MXN	1,672,120	USD	73,497	BNP Paribas SA	1/19/21	1,165
JPY	52,725,476	USD	500,439	Goldman Sachs Group Inc.	1/19/21	352
USD	58,096	RUB	4,647,972	Goldman Sachs Group Inc.	1/19/21	(988)
ZAR	5,615,137	USD	323,788	Goldman Sachs Group Inc.	1/19/21	7,130

Total						$(279,221)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2020, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$6,434
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024%**	$1,327	6,448
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024%**	1,658	6,674
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	5,690

Total						$2,985	$25,246

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	7,197,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(30)	$(2,696)
	5,696,000		11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	3,359	(2,157)
	2,771,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(8,604)	11,447
	28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	10,576	148,074
	47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	21,782	246,005
	2,140,000		7/20/45	0.560% annually	Daily SOFR annually	15,715	118,620
	820,000		8/19/45	0.740% annually	Daily SOFR annually	—	22,211
	521,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	23,858	13,400
	1,853,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	22,456	34,153
	700,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	11,875	26,149
	357,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	29,527
	353,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	28,931
	355,000		7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(45)	23,183

Total						$100,942	$696,847

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.34 Index	$910,800	6/20/25	5.000% quarterly	$44,765	$(71,549)	$116,314
Markit CDX.NA.HY.35 Index	3,860,000	12/20/25	5.000% quarterly	158,159	160,197	(2,038)
Markit CDX.NA.IG.34 Index	32,510,000	6/20/25	1.000% quarterly	224,157	(17,216)	241,373

Total	$37,280,800			$427,081	$71,432	$355,649

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	51

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

52

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$29,773,513	$112,692		$29,886,205
Other Corporate Bonds & Notes	—	54,206,005	—		54,206,005
Mortgage-Backed Securities	—	39,376,057	—		39,376,057
Sovereign Bonds	—	22,740,975	—		22,740,975
Collateralized Mortgage Obligations	—	20,004,040	—		20,004,040
U.S. Government & Agency Obligations	—	16,134,796	—		16,134,796
Senior Loans:
Consumer Discretionary	—	1,625,278	303,312		1,928,590
Other Senior Loans	—	7,512,882	—		7,512,882
U.S. Treasury Inflation Protected Securities	—	7,701,517	—		7,701,517
Asset-Backed Securities	—	4,188,005	—		4,188,005
Municipal Bonds	—	90,609	—		90,609
Purchased Options	$82,258	—	—		82,258
Non-U.S. Treasury Inflation Protected Securities	—	25,677	—		25,677
Common Stocks:
Communication Services	—	—	0	*	0	*
Energy	—	—	14,947		14,947

Total Long-Term Investments	82,258	203,379,354	430,951		203,892,563

Short-Term Investments†:
U.S. Treasury Bills	—	1,699,955	—		1,699,955
Money Market Funds	5,089,770	—	—		5,089,770

Total Short-Term Investments	5,089,770	1,699,955	—		6,789,725

Total Investments	$5,172,028	$205,079,309	$430,951		$210,682,288

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$546,887	—	—	$546,887
Forward Foreign Currency
Contracts	—	$413,211	—	413,211
OTC Interest Rate Swaps‡	—	28,231	—	28,231
Centrally Cleared Interest Rate Swaps	—	701,700	—	701,700
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	357,687	—	357,687

Total Other Financial Instruments	$546,887	$1,500,829	—	$2,047,716

Total	$5,718,915	$206,580,138	$430,951	$212,730,004

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$59,297	—	—	$59,297
OTC Written Options	—	$7,235	—	7,235
Futures Contracts	783,424	—	—	783,424
Forward Foreign Currency Contracts	—	692,432	—	692,432
Centrally Cleared Interest Rate Swaps	—	4,853	—	4,853
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,038	—	2,038

Total	$842,721	$706,558	—	$1,549,279

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$102,105	$64,559,407	64,559,407	$59,571,742	59,571,742	—	$3,908	—	$5,089,770

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